Performance Management - Spyglass Growth Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
On December 29, 2017, Spyglass Partners Fund LP, a limited partnership managed by the Advisor (the “Predecessor Partnership”), converted into the Fund by contributing all of its assets to the Fund in exchange for Institutional Shares of the Fund. The Predecessor Partnership was formed on October 1, 2015 to serve as a pooled investment vehicle for accredited investors, and since inception the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund. From the date of inception through the time of the conversion, the Predecessor Partnership was managed by the Advisor and the same portfolio manager as the Fund. The conversion date was December 29, 2017 and the Fund commenced operations on January 2, 2018. The Fund’s performance prior to 2018 is that of the Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses paid by the Predecessor Partnership, without provision for state or local taxes. Other than the Predecessor Partnership, the Advisor did not manage any accounts materially equivalent to the Fund during the period of the Predecessor Partnership’s performance shown below.
The financial statements of the Predecessor Partnership were independently audited. The Predecessor Partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. For periods beginning on January 1, 2018, the Fund’s performance has been calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership.
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns of the Institutional Shares of the Fund and the Predecessor Partnership from year to year, as applicable. The performance shown for the calendar years 2016 and 2017 is that of the Predecessor Partnership. The table shows how the Fund’s and the Predecessor Partnership’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of the Bloomberg 500 Total Return Index, a broad measure of market performance, and the Bloomberg US Midcap Growth Total Return Index, the Fund’s benchmark index. The Fund’s and the Predecessor Partnership’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.spygx.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s and the Predecessor Partnership’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table shows how the Fund’s and the Predecessor Partnership’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of the Bloomberg 500 Total Return Index, a broad measure of market performance, and the Bloomberg US Midcap Growth Total Return Index, the Fund’s benchmark index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest return for a calendar quarter was 40.62% for the quarter ended June 30, 2020, and the lowest return for a calendar quarter was -33.27% for the quarter ended June 30, 2022.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	40.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(33.27%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Market Index Changed	The Bloomberg 500 TR Index has replaced the S&P 500 Index as the Fund’s broad-based securities market index due to licensing considerations and potential cost savings.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for Institutional Shares only and after-tax returns for Retail Shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown for Institutional Shares only and after-tax returns for Retail Shares will vary. The Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.
Performance Availability Website Address [Text]	www.spygx.com